FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

Description	Fair Value at December 31, 2012	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$226	$226	—	—
Liabilities:
Derivative financial instruments	$197	—	$197	—

Description	Fair Value at December 31, 2011	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	$163	$163	—	—